Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

As newly required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, please refer to the “Compensation Discussion and Analysis.”

Fiscal Year	Summary Compensation Table Total for PEO 1	Compensation Actually Paid to PEO 2	Average Summary Compensation Table Total for Non-PEO NEOs 3	Average Compensation Actually Paid to Non-PEO NEOs 4	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) 7	Non- GAAP EPS 8
					Total Shareholder Return 5	Peer Group Total Shareholder Return 6
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$4,509,598	$3,588,493	$2,342,184	$1,866,295	$121.04	$135.40	$59.6	$2.18
2022	$3,908,422	$4,553,782	$2,077,840	$2,418,447	$135.53	$161.07	$35.9	$1.84
2021	$2,926,747	$3,528,997	$1,547,070	$1,864,924	$118.97	$156.36	$19.4	$1.70

1
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Singhal (our Co-Founder, President, Chief Executive Officer and Chairman of the Board) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Summary Compensation Table for Fiscal Year 2023.”

2
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Singhal, as defined and computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Singhal during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Singhal’s total compensation for each fiscal year to determine the compensation actually paid:

Fiscal Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO (c)
2023	$4,509,598	($2,901,420)	$1,980,315	$3,588,493
2022	$3,908,422	($2,504,520)	$3,149,880	$4,553,782
2021	$2,926,747	($1,653,000)	$2,255,250	$3,528,997

(a)	Represents the grant date fair value of equity awards granted in each fiscal year presented, as reported in the “Stock Awards” column of the Summary Compensation Table.

(b)	The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) of the following:

(i)
the
year-end
fair value (computed consistent with the methodology used for share-based payments under U.S. GAAP) of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)
the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable fiscal year;

(iii)	for awards that are granted and vest in the same applicable fiscal year, the fair value as of the vesting date;

(iv)	for awards granted in prior fiscal years that vest in the applicable fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;

(v)
for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the applicable fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the dollar value of any dividends or other earnings paid on stock or option awards in the applicable fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable fiscal year.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	(i) Year End Fair Value of Outstanding and Unvested Equity Awards	(ii) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	(iii) Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v) Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	(vi) Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$2,160,900	($351,225)	$0	$170,640	$0	$0	$1,980,315
2022	$2,747,880	$352,800	$0	$49,200	$0	$0	$3,149,880
2021	$1,689,600	$404,100	$0	$161,550	$0	$0	$2,255,250

(c)
Mr. Singhal has reached the maximum years of service credited under his pension benefits and thus we did not recognize a service cost for him during any of the covered fiscal years. Accordingly, while the present value of accumulated pension benefits for Mr. Singhal has declined since last year as a result of a decrease in healthcare costs and a change in the discount rate applied, there has been no reported change in the actuarial present value of Mr. Singhal’s pension benefits in the last three fiscal years and consequently, no pension benefit adjustments have been made in determining the compensation actually paid to Mr. Singhal during any of the covered fiscal years.

3
The

dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group (excluding Mr. Singhal) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. The names of each of the NEOs (excluding Mr. Singhal) included for purposes of calculating the average amounts in each applicable year are as follows: Michael Szabados, Jean Bua, and John W. Downing.

4
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Singhal), as defined and computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Singhal) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Singhal) for each fiscal year to determine the compensation actually paid, using the same methodology described above in Note 2:

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$2,342,184	($1,504,005)	$1,028,116	$1,866,295
2022	$2,077,840	($1,321,830)	$1,662,437	$2,418,447
2021	$1,547,070	($872,417)	$1,190,271	$1,864,924

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Fiscal Year	(i) Average Year End Fair Value of Equity Awards	(ii) Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	(iii) Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv) Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v) Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	(vi) Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$1,123,425	($185,369)	$0	$90,060	$0	$0	$1,028,116
2022	$1,450,270	$186,200	$0	$25,967	$0	$0	$1,662,437
2021	$891,733	$213,275	$0	$85,263	$0	$0	$1,190,271

5
Cumulative

total shareholder return, or TSR, is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

6
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq U.S. Benchmark Computer Services TR Index.

7	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.

8
Non-GAAP EPS refers to the Company’s diluted EPS as adjusted to eliminate the GAAP effects of: (i) acquisitions by adding back deferred revenue revaluation and removing expenses related to the amortization of acquired intangible assets; (ii) share-based compensation; (iii) acquisition related-depreciation; (iv) compensation for post-combination services; (v) business development and integration costs; (vi) expenses tied to implementing new accounting standards; (vii) restructuring costs; (viii) reserved legal expenses related to a civil judgment; (ix) loss on extinguishment of debt; (x) change in fair value of contingent consideration; and (xi) income and expenses associated with transitional services agreements, all net of related income tax effects. The Company has determined that non-GAAP
EPS is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to the Company’s performance.

Company Selected Measure Name	Non-GAAP EPS
Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Singhal (our Co-Founder, President, Chief Executive Officer and Chairman of the Board) for each corresponding year in the “Total” column of the Summary Compensation Table.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq U.S. Benchmark Computer Services TR Index.
PEO Total Compensation Amount	$ 4,509,598	$ 3,908,422	$ 2,926,747
PEO Actually Paid Compensation Amount	$ 3,588,493	4,553,782	3,528,997
Adjustment To PEO Compensation, Footnote
2
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Singhal, as defined and computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Singhal during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Singhal’s total compensation for each fiscal year to determine the compensation actually paid:

Fiscal Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO (c)
2023	$4,509,598	($2,901,420)	$1,980,315	$3,588,493
2022	$3,908,422	($2,504,520)	$3,149,880	$4,553,782
2021	$2,926,747	($1,653,000)	$2,255,250	$3,528,997

(a)	Represents the grant date fair value of equity awards granted in each fiscal year presented, as reported in the “Stock Awards” column of the Summary Compensation Table.

(b)	The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) of the following:

(i)
the
year-end
fair value (computed consistent with the methodology used for share-based payments under U.S. GAAP) of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)
the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable fiscal year;

(iii)	for awards that are granted and vest in the same applicable fiscal year, the fair value as of the vesting date;

(iv)	for awards granted in prior fiscal years that vest in the applicable fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;

(v)
for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the applicable fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the dollar value of any dividends or other earnings paid on stock or option awards in the applicable fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable fiscal year.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	(i) Year End Fair Value of Outstanding and Unvested Equity Awards	(ii) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	(iii) Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v) Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	(vi) Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$2,160,900	($351,225)	$0	$170,640	$0	$0	$1,980,315
2022	$2,747,880	$352,800	$0	$49,200	$0	$0	$3,149,880
2021	$1,689,600	$404,100	$0	$161,550	$0	$0	$2,255,250

(c)
Mr. Singhal has reached the maximum years of service credited under his pension benefits and thus we did not recognize a service cost for him during any of the covered fiscal years. Accordingly, while the present value of accumulated pension benefits for Mr. Singhal has declined since last year as a result of a decrease in healthcare costs and a change in the discount rate applied, there has been no reported change in the actuarial present value of Mr. Singhal’s pension benefits in the last three fiscal years and consequently, no pension benefit adjustments have been made in determining the compensation actually paid to Mr. Singhal during any of the covered fiscal years.

Non-PEO NEO Average Total Compensation Amount	$ 2,342,184	2,077,840	1,547,070
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,866,295	2,418,447	1,864,924
Adjustment to Non-PEO NEO Compensation Footnote
4
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Singhal), as defined and computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Singhal) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Singhal) for each fiscal year to determine the compensation actually paid, using the same methodology described above in Note 2:

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$2,342,184	($1,504,005)	$1,028,116	$1,866,295
2022	$2,077,840	($1,321,830)	$1,662,437	$2,418,447
2021	$1,547,070	($872,417)	$1,190,271	$1,864,924

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Fiscal Year	(i) Average Year End Fair Value of Equity Awards	(ii) Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	(iii) Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv) Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v) Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	(vi) Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$1,123,425	($185,369)	$0	$90,060	$0	$0	$1,028,116
2022	$1,450,270	$186,200	$0	$25,967	$0	$0	$1,662,437
2021	$891,733	$213,275	$0	$85,263	$0	$0	$1,190,271

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures

As described in greater detail in the “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance
philosophy. The performance measures that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Non-GAAP EPS
•	Total Revenue
•	Cyber Security Revenue Growth
•	Relative TSR Compared to the Russell 2000 Index

Total Shareholder Return Amount	$ 121.04	135.53	118.97
Peer Group Total Shareholder Return Amount	135.4	161.07	156.36
Net Income (Loss)	$ 59,600,000	$ 35,900,000	$ 19,400,000
Company Selected Measure Amount	2.18	1.84	1.7
PEO Name	Mr. Singhal
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP EPS
Non-GAAP Measure Description	The Company has determined that
non-GAAP
EPS is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to the Company’s performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Cyber Security Revenue Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR Compared to the Russell 2000 Index
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,901,420)	$ (2,504,520)	$ (1,653,000)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,980,315	3,149,880	2,255,250
PEO | Year End Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,160,900	2,747,880	1,689,600
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(351,225)	352,800	404,100
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	170,640	49,200	161,550
PEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,504,005)	(1,321,830)	(872,417)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,028,116	1,662,437	1,190,271
Non-PEO NEO | Year End Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,123,425	1,450,270	891,733
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(185,369)	186,200	213,275
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	90,060	25,967	85,263
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0